                                        ----------------------------------------
                                         OMB APPROVAL
                                         OMB Number: 3235-0570
                                         Expires: November 30, 2005
                                         Estimated average burden
                                         hours per response. . . . . . . 5.0
                                        ----------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-10355
                                  ----------------------------------------------

                              Bessemer Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    630 Fifth Avenue              New York, NY                      10111
--------------------------------------------------------------------------------
               (Address of principal executive offices)           (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      614-470-8000
                                                   -----------------------------

Date of fiscal year end:     October 31, 2003
                        ------------------------------------------

Date of reporting period:    November 1, 2002 through April 30, 2003
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                    [GRAPHIC]


                              BESSEMER SAND HILL
                               INVESTORS FUND II
--------------------------------------------------------------------------------

                                      Semi-Annual Report

                                      April 30, 2003



                      Bessemer Investment Management LLC
--------------------------------------------------------------------------------
                              INVESTMENT ADVISOR

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------


    For the six months ended April 30, 2003, the Bessemer Sand Hill Investors Fund II (the "Fund") posted a return of 20.2%* versus a return of 9.8% for the Lipper Science and Technology Index for the same period. Since its inception in May 2001, the Fund's annualized return was (22.9%)* versus (30.2%) for the Lipper Science and Technology Index.**

    Confidence was contagious during the six months ended April 30, 2003, and so was lack of confidence. During the first half of the period, wars, geopolitical instability, fear of terrorism on our own soil, and lackluster economic performance contributed to a pervasive sense of unease. Individuals, businesses, and financial markets operated with minimal conviction. Most portfolio managers were not only risk averse but also anxious to avoid making any bets. Investors and the media focused on possible scenarios from the outcome of the war in Iraq, its aftermath and the possible impact on what was already a challenging economy. Stock prices reflected "What may go wrong", rather than the equally valid question, "What might go right?" Consequently, the rebound in the equity market that began in October 2002 paused in early March as war drew closer. But, then, as the situation was resolved, confidence rebounded and momentum returned to the marketplace and much as we had anticipated, technology stocks led the markets higher.

    Moving ahead, with the war now over, we think that technology spending will gradually regain its positive momentum. We are confident that the productivity gains from improved automation, accelerated planning cycles, and abbreviated supply chains will continue.

    In terms of managing the Fund's portfolio, we are very pleased with the companies we own. Currently, approximately 80% of the Fund's portfolio is invested in the electronic technology sector, and in the months ahead we expect to increase exposures in this area. We also continue to look at life sciences companies although our efforts in this area have

* Past performance is not predictive of future results. Fund returns are net of all fees. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

** The Lipper Science and Technology Index is the composite performance of the thirty largest science and technology mutual funds, as categorized by Lipper Analytical Services, Inc. Investments cannot be made directly in an index. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

BESSEMER SAND HILL INVESTORS FUND II
INVESTMENT ADVISOR'S REPORT
(Concluded)
--------------------------------------------------------------------------------


already resulted in the 20% portfolio allocation we had targeted. While some names were sold during the period, we continue to target a low turnover rate of about 20% for the Fund's portfolio. Moving forward, we are confident that the next three to five years will likely see a resumption of significant growth in the sales and earnings for technology companies and we believe the long-term prospects for technology companies are bright.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                     April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


     Shares                  Security Description                   Value
     ------                  --------------------                   -----
   COMMON STOCKS--79.9%
              BIOTECHNOLOGY & DRUGS--20.1%
      182,600 Affymetrix, Inc. (b)                               $ 3,374,448
      193,800 ArthroCare Corp. (b)                                 2,949,636
       17,400 Charles River Laboratories International, Inc. (b)     472,410
      100,800 Exelixis, Inc. (b)                                     858,715
      147,700 Millennium Pharmaceuticals, Inc. (b)                 1,624,700
      122,200 Molecular Devices Corp. (b)                          1,527,500
      183,300 Nektar Therapeutics (b)                              1,462,734
      115,800 Tularik, Inc. (b)                                      634,584
      125,700 Vertex Pharmaceuticals, Inc. (b)                     1,515,942
                                                                 -----------
                                                                  14,420,669
                                                                 -----------
              BUSINESS & INFORMATION
              SERVICES--7.7%
      181,100 BEA Systems, Inc. (b)                                1,937,770
       73,200 Intuit, Inc. (b)                                     2,841,624
      332,800 SeeBeyond Technology Corp. (b)                         798,720
                                                                 -----------
                                                                   5,578,114
                                                                 -----------
              COMMUNICATIONS &
              NETWORKING--8.6%
      142,000 Brocade Communications Systems, Inc. (b)               817,920
      495,100 JDS Uniphase Corp. (b)                               1,599,173
      370,300 Juniper Networks, Inc. (b)                           3,791,872
                                                                 -----------
                                                                   6,208,965
                                                                 -----------
              OTHER TECHNOLOGY--10.4%
      643,900 CNET Networks, Inc. (b)                              2,330,274
      208,000 Yahoo! Inc. (b)                                      5,152,160
                                                                 -----------
                                                                   7,482,434
                                                                 -----------
              SEMICONDUCTOR--14.1%
       69,600 Linear Technology Corp.                              2,397,024
      138,100 Magma Design Automation, Inc. (b)                    2,075,643
       49,000 Maxim Integrated Products, Inc.                      1,927,170
      123,900 PMC-Sierra, Inc. (b)                                 1,023,414
      872,300 Vitesse Semiconductor Corp. (b)                      2,712,853
                                                                 -----------
                                                                  10,136,104
                                                                 -----------

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited) (Concluded)
--------------------------------------------------------------------------------


                Principal
                 Amount/
                 Shares      Security Description       Value
                ---------    --------------------       -----
                COMMON STOCKS--Continued
                           SOFTWARE--17.9%
                   131,600 Advent Software, Inc. (b) $ 1,655,528
                   337,900 Agile Software Corp. (b)    2,345,026
                    90,700 Documentum, Inc. (b)        1,667,973
                    25,600 Electronic Arts, Inc. (b)   1,513,984
                   273,700 Siebel Systems, Inc. (b)    2,370,242
                   630,800 Vignette Corp. (b)          1,299,448
                   197,200 webMethods, Inc. (b)        1,981,860
                                                     -----------
                                                      12,834,061
                                                     -----------
                           TELECOMMUNICATIONS--1.1%
                   160,451 CIENA Corp. (b)               783,001
                                                     -----------
                TOTAL COMMON STOCKS
                  (Cost $81,210,672)                  57,443,348
                                                     -----------
                U.S. GOVERNMENT AGENCIES--11.1%
                           FREDDIE MAC
                $3,000,000 1.24%, 06/05/2003           2,990,647
                 5,000,000 1.26%, 07/02/2003           4,986,408
                                                     -----------
                TOTAL U.S. GOVERNMENT AGENCIES
                  (Cost $7,977,055)                    7,977,055
                                                     -----------
                TOTAL INVESTMENTS
                  (Cost $89,187,727)(a)--91.0%        65,420,403
                OTHER ASSETS IN EXCESS OF
                  LIABILITIES--9.0%                    6,417,744
                                                     -----------
                NET ASSETS--100.0%                   $71,838,147
                                                     ===========

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $   2,954,423
                   Unrealized depreciation....  (26,721,747)
                                               -------------
                   Net unrealized depreciation $(23,767,324)
                                               =============

(b) Non-income producing security.

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                     April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


      Assets:
      Investments, at market value (cost of $89,187,727).... $ 65,420,403
      Cash and equivalents..................................    5,771,792
      Accrued income receivable.............................       14,360
      Receivable for fund shares sold.......................    1,967,500
      Prepaid expenses......................................        3,376
                                                             ------------
          Total Assets......................................   73,177,431
                                                             ------------
      Liabilities:
      Payable for fund shares redeemed......................      978,287
      Payable for investments purchased.....................      337,371
      Payable to trustees...................................       15,500
      Accrued expenses......................................        8,126
                                                             ------------
          Total Liabilities.................................    1,339,284
                                                             ------------
      Net Assets............................................ $ 71,838,147
                                                             ============
      Net assets consist of:
      Paid-in capital....................................... $101,597,041
      Accumulated net investment loss.......................     (492,675)
      Accumulated net realized loss on investments..........   (5,498,895)
      Net unrealized depreciation on investments............  (23,767,324)
                                                             ------------
      Net Assets............................................ $ 71,838,147
                                                             ============
      Net Asset Value, Maximum Offering Price and Repurchase
        Proceeds per Interest............................... $       5.96
                                                             ============
      Number of Interests Outstanding.......................   12,056,718
                                                             ============

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


    Investment Income:
        Interest.............................................. $    30,443
        Dividend..............................................       9,012
                                                               -----------
            Total Income......................................      39,455
                                                               -----------
    Expenses:
        Management............................................     457,111
        Legal.................................................      15,000
        Audit and Tax.........................................      16,000
        Registration..........................................       7,500
        Trustees..............................................      29,128
        Miscellaneous.........................................       7,391
                                                               -----------
            Total expenses....................................     532,130
                                                               -----------
    Net Investment Loss.......................................    (492,675)
                                                               -----------
    Net Realized and Unrealized Gain/(Loss):
        Net realized losses on investments....................  (5,329,901)
        Net change in unrealized appreciation on investments..  17,036,961
                                                               -----------
    Net Realized and Unrealized Gain..........................  11,707,060
                                                               -----------
    Net Increase in Net Assets Resulting from Operations...... $11,214,385
                                                               ===========

                      See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                            STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                 Six Months       Year
                                                    Ended         Ended
                                                  April 30,    October 31,
                                                    2003          2002
                                                 -----------  ------------
                                                 (Unaudited)
    From Operations:
        Net investment loss..................... $  (492,675) $ (1,000,527)
        Net realized losses on investments......  (5,329,901)     (148,640)
        Net change in unrealized appreciation/
          (depreciation) on investments.........  17,036,961   (34,050,010)
                                                 -----------  ------------
        Net increase/(decrease) in net assets
          from operations.......................  11,214,385   (35,199,177)
                                                 -----------  ------------
    From Capital Stock Transactions:
        Net proceeds from sale of capital
          stock.................................  11,650,500    39,993,512
        Net cost of capital stock redeemed......  (1,679,818)   (9,446,891)
                                                 -----------  ------------
        Net increase in net assets resulting
          from capital stock transactions.......   9,970,682    30,546,621
                                                 -----------  ------------
        Net Increase/(Decrease) in Net
          Assets................................  21,185,067    (4,652,556)
                                                 -----------  ------------
    Net Assets:
        Beginning of period.....................  50,653,080    55,305,636
                                                 -----------  ------------
        End of period........................... $71,838,147  $ 50,653,080
                                                 ===========  ============
        Accumulated net investment loss......... $  (492,675) $         --
                                                 ===========  ============
    Interest Transactions:
        Issued..................................   2,127,225     5,328,421
        Repurchases.............................    (293,100)   (1,839,840)
                                                 -----------  ------------
        Net Increase in Interests...............   1,834,125     3,488,581
                                                 ===========  ============

                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1.  ORGANIZATION

    Bessemer Funds Trust (the "Trust"), a Delaware Business Trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust's Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more series of the Trust. At April 30, 2003, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the "Fund") which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that will offer to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC ("the Manager"), a wholly-owned subsidiary of Bessemer Trust Company, N.A., ("BTNA"), is the investment manager and investment adviser to the Fund. Glynn Capital Management LLC (the "Sub-Adviser") serves as the investment sub-adviser. The Manager currently owns a 24.9% limited participation interest in the Sub-Adviser.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    A. Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid price. If the quotations are not readily available, or if the values have been materially affected by events occurring after the close of a foreign market, assets may be valued by a method that the Board, or the Valuation Committee of the Board believes accurately reflects fair value. Such bid prices shall be obtained from a reputable independent pricing service. Securities traded on the National Association of Securities Dealers Automated Quotation

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


System ("NASDAQ") are valued at the official closing price as reported by NASDAQ.

    Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid price. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or or based on averages of prices obtained from reputable independent pricing services.

    Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

    Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board, or the Valuation Committee of the Board.

    B. Restricted Securities. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures approved by the Board. As of April 30, 2003, the Fund held no restricted securities.

    C. Security Transactions and Related Investment Income.
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

    D. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------



    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    E. Federal Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

NOTE 3.  RELATED PARTY TRANSACTIONS

    A. Investment Management and Incentive Fees. Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly on the first business day of the month and is equal to 0.125% (1.50% on an annualized basis) of the Fund's net assets as of the preceeding month-end. The Manager will pay the Sub-Adviser one-third of the management fee as long as the Sub-Adviser acts in that role for the Fund.

    The Manager will also be entitled to receive an incentive fee (the "Incentive Fee") which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund's net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund's net assets at the beginning of such fiscal year adjusted for current year's subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund's net assets exceeds the highest previous value ("High Water Mark") as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i)

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                         April 30, 2003 (Unaudited) (Continued)
--------------------------------------------------------------------------------


90% to be paid within 30 days of Fund's fiscal year-end and (ii) the balance within 30 days after the completion of the Fund's audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund.

    The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of April 30, 2003, there was no accrued Incentive Fee payable to the Manager.

    B. Administration and Transfer Agency. The Manager is responsible for providing or securing certain administration and transfer agency services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. BTNA, a federally chartered bank and wholly-owned subsidiary of The Bessemer Group, Inc., serves as the Fund's' administrator and transfer agent. BTNA has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the "Sub-Administrator") to serve as sub-administrator to the Fund. BTNA will pay the Sub-Administrator an annual fee of 0.09% of the Fund's net assets calculated and payable on a monthly basis. The Manager is solely responsible for paying BTNA any administration and transfer agent fees for such services.

    C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,000 per meeting attended ($500 for any special meetings, including audit committee meetings) and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

    D. Custody Fees. The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company ("Bessemer"), a New Jersey state chartered bank having ownership similar to that of the Manager, serves as the Fund's custodian. Bessemer is responsible for maintaining the books and records of the Funds' securities and cash. The Manager is solely responsible for paying Bessemer any custody fees for such services.

NOTE 4.  PURCHASE AND SALES OF SECURITIES

    For the six months ended April 30, 2003, the Fund had purchases of investment securities (other than short-term investments) of $5,955,044 and sales of $5,947,340.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited) (Concluded)
--------------------------------------------------------------------------------



NOTE 5.  SUBSCRIPTIONS AND REPURCHASE OFFERS

    Interests in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund are sold without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

    In accordance with Rule 23-c3 of the Act, the Fund will offer to repurchase Interests (the "Repurchase Offer") on a quarterly basis on the last business day of every January, April, July and October. The repurchase price will normally be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October.

    The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the "Repurchase Amount"). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the "Additional Amount"). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis. The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund's Interests. For the six months ended April 30, 2003, the Fund had total subscriptions of $11,650,500 and repurchases of $1,679,818.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                                (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                     For the Six     For the       For the
                                       Months         Year         Period
                                        Ended         Ended         Ended
                                      April 30,    October 31,   October 31,
                                        2003          2002         2001(a)
                                     -----------   ----------- -----------
                                     (Unaudited)
 Net asset value, beginning of
   period...........................   $  4.96      $   8.21    $  10.00
                                       -------      --------    --------
 Investment Operations:
     Net investment loss............     (0.04)        (0.10)      (0.04)
     Net realized and unrealized
       gains/(losses) on
       investments..................      1.04         (3.15)      (1.75)
                                       -------      --------    --------
         Total from investment
           operations...............      1.00         (3.25)      (1.79)
                                       -------      --------    --------
 Net asset value, end of period.....   $  5.96      $   4.96    $   8.21
                                       =======      ========    ========
 Total Return.......................    20.16%(c)    (39.59%)    (17.90%)(c)
 Annualized Ratios/
   Supplementary Data:
 Net assets at end of period (000)..   $71,838      $ 50,653    $ 55,306
 Ratio of expenses to average net
   assets...........................     1.72%(b)      1.89%       1.75%(b)(d)
 Ratio of net investment loss to
   average net assets...............    (1.59%)(b)    (1.52%)     (1.30%)(b)(d)
 Portfolio turnover rate............    11.58%         2.78%       0.02%

--------------------------------------------------------
(a) Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b) Annualized.
(c) Not annualized.
(d) Per share values calculated using the Fund's average net assets as of the opening of business on the first business day of each month.

                      See Notes to Financial Statements.

         Investment Adviser:                Custodian:
         Bessemer Investment Management LLC Bessemer Trust Company
         630 Fifth Avenue                   100 Woodbridge Center Drive
         New York, NY 10111                 Woodbridge, NJ 07095
         (212) 708-9100
                                            Independent Auditors:
         Administrator and Transfer Agent:  Deloitte & Touche LLP
         Bessemer Trust Company, N.A.       Two World Financial Center
         100 Woodbridge Center Drive        New York, NY 10281
         Woodbridge, NJ 07095


(6/03)

The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

         Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable for a semi-annual report.

Item 8. [Reserved]

Item 9. Controls and Procedures.

         (a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) - There are no significant deficiencies or material weaknesses in the registrant's internal controls as of the date of their most recent evaluation, and there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation.

Item 10. Exhibits.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

                                   SIGNATURES

                           [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bessemer Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*                  /s/ John G. MacDonald, Treasurer and
                         -------------------------------------------------------
                         Chief Financial Officer
                         -----------------------

Date     June 30, 2003
    --------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Timothy J. Morris, President
                         -------------------------------------------------------

Date      July 3, 2003
    --------------------------------------

By (Signature and Title)*                  /s/ John G. MacDonald, Treasurer and
                         -------------------------------------------------------
                         Chief Financial Officer
                         -----------------------

Date     June 30, 2003
    --------------------------------------

* Print the name and title of each signing officer under his or her signature.